Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The Company records income tax expense on an interim basis. The estimated annual effective income tax rate is adjusted quarterly and items discrete to a specific quarter are reflected in tax expense for that interim period. The effective income tax rate for the interim period can differ from the statutory tax rate, as it reflects changes in valuation allowances due to expected current year earnings or loss and other discrete items, such as changes in the liability for unrecognized tax benefits related to establishment and settlement of income tax exposures.

The Company’s liability for unrecognized tax benefits was $34.3 million at September 30, 2014, a decrease of $10.2 million since December 31, 2013, primarily due to the expiration of applicable statutes of limitations. The Company anticipates a decrease to its liability for unrecognized tax benefits of $5.4 million within the next twelve months due to resolution of audits or statute expirations.

Income Taxes

Income taxes have been based on the following components of earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
U.S.	$83.0	$69.1	$41.8
Foreign	(26.3)	(46.6)	(26.9)
Total	$56.7	$22.5	$14.9

The components of income tax expense (benefit) consists of the following for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Federal:
Current	$24.9	$(23.2)	$(15.2)
Deferred	(7.8)	(4.2)	24.6
State:
Current	5.6	3.0	0.2
Deferred	(1.4)	(6.6)	9.2
Foreign:
Current	3.9	2.3	4.5
Deferred	(1.9)	(2.8)	2.7
Total income tax expense (benefit)	$23.3	$(31.5)	$26.0

The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
Foreign rate differential	6.0	19.2	21.0
State taxes, net of federal benefit	4.3	3.6	12.4
Nondeductible transaction costs	0.3	3.0	5.2
Expiration of deferred tax assets	—	—	18.3
Adjustment to valuation allowances	13.7	(3.7)	48.0
Adjustment of deferred tax liabilities	(1.8)	(14.0)	52.6
Loss from foreign branches	(5.8)	(30.8)	(54.3)
Domestic production activity deduction	(6.0)	(3.4)	—
Adjustment of uncertain tax positions(1)	1.9	(145.4)	19.1
Other	(6.5)	(3.6)	17.2
Effective income tax rate	41.1%	(140.1)%	174.5%

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(1)	During 2012, the Company settled pre-acquisition World Color Press income tax examinations with the Internal Revenue Service ("IRS") resulting in a $30.0 million income tax benefit.

Deferred Income Taxes

The significant deferred tax assets and liabilities as of December 31, 2013 and 2012, were as follows:

	2013	2012
Deferred tax assets:
Accrued liabilities	$28.9	$31.4
Accrued compensation	36.6	31.9
Allowance for doubtful accounts	19.8	20.3
Interest limitation	153.6	154.0
Pension, postretirement and workers compensation benefits	80.0	153.9
Net operating loss and other tax carry forwards	152.3	172.1
Other	24.7	26.4

Total deferred tax assets	495.9	590.0
Valuation allowance(1)	(151.5)	(174.0)

Net deferred tax assets	$344.4	$416.0

Deferred tax liabilities:
Property, plant and equipment	$(362.5)	$(379.9)
Goodwill and intangible assets	(67.4)	(83.1)
Investment in U.S. subsidiaries	(245.1)	(243.5)
Other	(16.5)	(17.7)

Total deferred tax liabilities	(691.5)	(724.2)

Net deferred tax liabilities	$(347.1)	$(308.2)
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(1)
As a result of the sale of the Company's two wholly-owned Brazilian subsidiaries as discussed in Note 11, "Equity Method Investments in Unconsolidated Entities," the Company reduced the valuation allowance by $21.3 million (such amount was previously established against the subsidiaries' deferred tax assets that were not expected to be realized).

The net deferred tax assets (liabilities) above are classified on the consolidated balance sheets at December 31, 2013 and 2012 as follows:

	2013	2012
Current net deferred tax asset	$48.1	$55.7
Non-current net deferred tax liability	(395.2)	(363.9)
Total	$(347.1)	$(308.2)

At December 31, 2013, the Company had foreign net operating loss carry forwards of $141.9 million and state net operating loss carry forwards of $642.3 million. Of the foreign net operating loss carry forwards, $46.6 million are available without expiration, while the remainder expire through 2023. The state net operating loss carry forwards expire in varying amounts through 2033. The Company also has $45.1 million of various state credit carry forwards, of which $30.8 million are available without expiration, while the remainder expire through 2028. At December 31, 2013, the Company has recorded a valuation allowance of $151.5 million against $60.3 million, $41.5 million and $49.7 million of federal, foreign and state deferred tax assets, respectively, that are not expected to be realized.

On September 13, 2013, the IRS released final tangible property regulations under Sections 162(a) and 263(a) of the Internal Revenue Code and proposed regulations under Section 168 of the Internal Revenue Code. These regulations generally apply to all taxpayers that acquire, produce, or improve tangible property. Based upon preliminary analysis, the Company does not expect that the adoption of these regulations will have a material impact on the consolidated financial statements.

The Company considers its foreign earnings to be indefinitely invested. Accordingly, the Company does not currently provide for the additional United States and foreign income taxes which would become payable upon remission of undistributed earnings of foreign subsidiaries. The cumulative undistributed earnings of such subsidiaries at December 31, 2013, are not material.

Uncertain Tax Positions

The following table summarizes the activity of the Company's liability for unrecognized tax benefits at December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of period	$46.5	$106.0	$129.7
Additions due to acquisitions	—	22.9	0.3
Additions for tax positions of the current year	0.1	—	—
Additions for tax positions of prior years	0.7	15.2	5.4
Reductions for tax positions of prior years	(0.5)	(76.3)	(1.4)
Settlements during the period	(2.1)	(7.8)	(1.4)
Lapses of applicable statutes of limitations	(0.2)	(13.5)	(1.2)
Reclassify Canadian uncertain tax positions to discontinued operations	—	—	(25.4)
Balance at end of period	$44.5	$46.5	$106.0

As of December 31, 2013, $44.5 million of unrecognized tax benefits would impact the Company's effective tax rate, if recognized. Of that amount, it is reasonably possible that $13.4 million of the total amount of unrecognized tax benefits will decrease within 12 months due to resolution of audits or statute expirations.

During 2012, the Company settled pre-acquisition World Color Press income tax examinations with the IRS resulting in a net income tax benefit of $30.0 million. Included in this net benefit is $75.7 million related to a reduction for uncertain tax positions of prior years. In addition to the impact on the Company's uncertain tax positions, settlement of the examinations required an adjustment to certain tax attributes of the Company. The impact of the adjustments to these tax attributes resulted in a net income tax expense of $46.7 million.

The Company classifies interest expense and any related penalties related to income tax uncertainties as a component of income tax expense. The total interest (income) expense related to tax uncertainties recognized in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 was $(1.0) million, $(1.1) million and $(0.7) million, respectively. Penalties in the amount of $(0.2) million, $0 and $(0.1) million were recognized for the years ended December 31, 2013, 2012 and 2011, respectively. Accrued interest of $0.1 million and $2.3 million related to income tax uncertainties was reported as a component of other current liabilities and accrued interest of $4.0 million and $2.8 million related to income tax uncertainties was reported as a component of other long-term liabilities on the consolidated balance sheets at December 31, 2013 and 2012, respectively. There were no accrued penalties related to income tax uncertainties reported in other current liabilities on the consolidated balance sheet at December 31, 2013. Accrued penalties of $0.5 million related to income tax uncertainties were reported in other current liabilities on the consolidated balance sheet at December 31, 2012. Accrued penalties of $0.5 million and $0.4 million related to income tax uncertainties were reported in other long-term liabilities on the consolidated balance sheets at December 31, 2013 and 2012, respectively.

The Company has tax years from 2010 through 2013 that remain open and subject to examination by the IRS. Tax years from 2003 through 2013 remain open and subject to examination in the Company's various major state jurisdictions within the United States.